Intangible Assets - Schedule of Goodwill (Details) - USD ($)	Feb. 28, 2021	Jun. 26, 2020	May 31, 2020	May 31, 2019
Goodwill	$ 5,180,141		$ 5,155,141	$ 4,456,250
Simplicity Esports, LLC [Member]
Goodwill	4,456,250		4,456,250
Simplicity El Paso, LLC [Member]
Goodwill	25,000	$ 25,000
PLAYLive Nation, Inc [Member]
Goodwill	$ 698,891		$ 698,891